Condensed Consolidated Statements of Changes in Shareholders' (Deficit) Equity (Unaudited)	Common Stock [Member] USD ($) shares	Common Stock [Member] HKD ($) shares	Common Stock Issued [Member] USD ($) shares	Common Stock Issued [Member] HKD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Subscription Receivable [Member] USD ($)	Subscription Receivable [Member] HKD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
Balance at Mar. 31, 2023		$ 51,839				$ 1,306,948				$ 5,933		$ (1,823,359)	$ (58,801)	$ (458,639)
Balance, shares at Mar. 31, 2023	6,646,122	6,646,122
Issuance of new shares		$ 10,369						(9,384)					126	985
Issuance of new shares, shares	1,329,225	1,329,225
Foreign currency translation adjustment										7,439			953	7,439
Balance												(1,756,610)	(225,205)	(1,756,610)
Balance at Sep. 30, 2023		$ 62,208				1,306,948		(9,384)		13,372		(3,579,969)	(282,927)	(2,206,825)
Balance, shares at Sep. 30, 2023	7,975,347	7,975,347
Balance at Mar. 31, 2024		$ 81,317				65,664,351				4,493		(7,663,615)	7,446,993	58,086,546
Balance, shares at Mar. 31, 2024	10,425,290	10,425,290
Foreign currency translation adjustment										15,809			2,027	15,809
Balance												(17,354,044)	(2,224,878)	(17,354,044)
Proceeds from placement				$ 28,081		9,320,999							1,198,600	9,349,080
Proceeds from placement, shares			3,600,000	3,600,000
Share based payment to marketing advisories		$ 12,006				9,074,990							1,165,000	9,086,996
Share based payment to marketing advisories, shares	1,539,281	1,539,281
Balance at Sep. 30, 2024	$ 11,964	$ 93,323	$ 3,600	$ 28,081	$ 10,776,967	$ 84,060,340			$ 2,603	$ 20,302	$ (3,207,392)	$ (25,017,659)	$ 7,587,742	$ 59,184,387
Balance, shares at Sep. 30, 2024	11,964,571	11,964,571	3,600,000	3,600,000